RELATED PARTIES	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 12:	RELATED PARTIES

Charles V. Bergh, President and Chief Executive Officer, Peter E. Haas Jr., a director of the Company, and Kelly McGinnis, Senior Vice President of Corporate Affairs and Chief Communications Officer, are board members of the Levi Strauss Foundation, which is not a consolidated entity of the Company. Seth R. Jaffe, Senior Vice President and General Counsel, is Vice President of the Levi Strauss Foundation. During the three-month period ended February 26, 2017, the Company donated $6.3 million to the Levi Strauss Foundation as compared to $6.1 million for the same prior-year period.

NOTE 19:	RELATED PARTIES

Charles V. Bergh, President and Chief Executive Officer, Peter E. Haas Jr., a director of the Company, Kelly McGinnis, Senior Vice President of Corporate Affairs and Chief Communications Officer, and Liz O’Neil, Senior Vice President and Chief Supply Chain Officer, are board members of the Levi Strauss Foundation, which is not a consolidated entity of the Company. Seth R. Jaffe, Senior Vice President and General Counsel, is Vice President of the Levi Strauss Foundation. During 2016, 2015, and 2014, the Company donated $6.9 million, $7.0 million, and $6.3 million, respectively, to the Levi Strauss Foundation.